SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
Disclosure Of Share Based Compensation [Abstract]
SHARE-BASED COMPENSATION [Text Block]

8. SHARE-BASED COMPENSATION

a) Stock options

The Company has a stock option plan under which the Company is authorized to grant stock options of up to 10% of the number of common shares issued and outstanding of the Company at any given time.

The following table presents changes in stock options outstanding and exercisable:

	December 31, 2020		December 31, 2019

		Weighted Average	Number of	Weighted Average
	Number of	Exercise Price	Options	Exercise Price
	Options	(CAD)		(CAD)
Outstanding, beginning of year	14,495,000	0.08	14,860,000	0.09
Granted	3,175,000	0.08	3,450,000	0.065
Expired	(2,480,000)	(0.13)	(3,415,000)	(0.10)
Exercised	(500,000)	(0.05)	(400,000)	(0.0625)
Outstanding, end of year	14,690,000	0.07	14,495,000	0.08
Exercisable, end of year	14,490,000	0.07	14,095,000	0.08

The following table summarizes stock options outstanding by expiry dates with an exercise price at the date of recording in Canadian dollars:

	Exercise Price	Number of Options Outstanding
Expiry Date	(CAD)	December 31, 2020	December 31, 2019
December 31, 2019*	0.05	—	400,000
March 26, 2020	0.05	—	200,000
July 16, 2020	0.13	—	2,380,000
April 14, 2021	0.065	2,795,000	2,795,000
June 23, 2022	0.095	2,900,000	2,900,000
September 20, 2023	0.06	2,370,000	2,370,000
June 21, 2024	0.065	2,950,000	2,950,000
August 8, 2024	0.06	500,000	500,000
June 20, 2025	0.08	3,175,000	—
		14,690,000	14,495,000

*400,000 stock options exercised at CAD 0.05 per share on December 31, 2019; shares were issued on January 3, 2020, due to the holiday season.

The Company used the following assumptions in the Black-Scholes option pricing model:

	Year ended December 31,
	2020	2019	2018
Weighted average share price	CAD 0.07	CAD 0.065	CAD 0.05
Risk-free interest rate	0.36%	1.40%	1.32%
Expected share price volatility	100%	103%	103%
Expected option life in years	5.0	5.0	5.0
Forfeiture rate	0%	0%	0%
Expected dividend yield	0%	0%	0%

Share-based payment expenses were allocated as follows:

	Year ended December 31,
(In thousands of U.S. Dollars)	2020	2019	2018
Consultants	$63	$38	$22
Directors and officers	85	60	53
Employees	27	19	16
	$175	$117	$91

b) Share purchase warrants

	December 31, 2020		December 31, 2019

	Number of	Weighted Average	Number of	Weighted Average
	Warrants	Exercise Price	Warrants	Exercise Price
Outstanding, beginning of year	11,769,230	$0.05	19,000,000	$0.16
Issued	1,000,000	0.05	11,769,230	0.05
Expired	—	—	(19,000,000)	(0.16)
Outstanding, end of year	12,769,230	$0.05	11,769,230	$0.05

The following table summarizes warrants outstanding as of December 31, 2020 and 2019:

Expiry date	Exercise price		December 31, 2020	December 31, 2019
August 28, 2022		$0.05	11,000,000	11,000,000
August 28, 2022	CAD	0.065	1,000,000	—
September 20, 2022	CAD	0.065	769,230	769,230
			12,769,230	11,769,230